MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NEW YORK 10010

VIA EDGAR CORRESPONDENCE

March 16, 2020

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MainStay Funds Trust (the “Registrant”) Form N-14 filing (the “Proxy Statement/Prospectus”)

(SEC File Nos. 333-235813 and 811-22321)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of Proxy Statement/Prospectus that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the Pre-Effective Amendment which was electronically filed with the Commission on March 11, 2020.

Please contact the undersigned at 201-685-6221 should you have any questions regarding this matter.

Sincerely,

/s/ Thomas C. Humbert Jr.

Thomas C. Humbert, Jr.

Assistant Secretary